Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	2019		2018

At cost
Leasehold improvement, furniture and office equipment		$516,382		$179,198

	$		$
Less: accumulated depreciation		(406,935)		(73,820)

		$109,447		$105,378

Schedule of Other Operating Cost and Expense, by Component	Depreciation expenses are included in the statement of income as follows:
	2019	2018

Selling, general and administrative	$59,645	$38,922

Total depreciation expenses	$59,645	$38,922